CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Interest and dividend income:
Loans, including fees		$ 64,938	$ 54,821
Securities:
Taxable		5,862	3,678
Tax exempt		132	162
Dividends		384	324
Interest-bearing deposits with banks		4,447	2,870
Other interest		0	10
Total interest and dividend income		75,763	61,865
Interest expense:
Deposits		24,639	14,174
Other borrowed funds		1,702	1,067
Subordinated debentures		618	597
Total interest expense		26,959	15,838
Net interest income		48,804	46,027
Provision for (recovery of) credit losses		2,469	2,090
Net interest income after provision for credit losses		46,335	43,937
Noninterest income:
Service charges on deposit accounts		3,039	2,700
Trust fees		404	326
Income from bank owned life insurance and annuity assets		929	860
Mortgage banking income		163	175
Electronic refund check / deposit fees		675	675
Debit / credit card interchange income		4,968	4,860
Tax preparation fees		644	669
Other		2,349	2,364
Total noninterest income		13,171	12,629
Noninterest expense:
Salaries and employee benefits		27,782	23,391
Occupancy		1,938	1,903
Furniture and equipment		1,300	1,321
Professional fees		1,873	1,656
Marketing expense		820	1,010
FDIC insurance		648	569
Data processing		3,094	2,809
Software		2,260	2,649
Foreclosed assets		4	15
Amortization of intangibles		8	21
Other		6,403	6,024
Total noninterest expense		46,130	41,368
Income before income taxes		13,376	15,198
Provision for income taxes	[1]	2,377	2,567
NET INCOME		$ 10,999	$ 12,631
Earnings per share (in dollars per share)		$ 2.32	$ 2.65

[1]	Effective income tax rate was 17.8% for 2024 and 16.9% for 2023